SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Segment Information

NOTE 16. SEGMENT INFORMATION

We have six separately managed reportable segments, as follows:

  SDG&E provides electric service to San Diego and southern Orange counties and natural gas service to San Diego County.

  SoCalGas is a natural gas distribution utility, serving customers throughout most of Southern California and part of central California.

  Sempra South American Utilities operates electric transmission and distribution utilities in Chile and Peru, and owns interests in utilities in Argentina. We are currently pursuing the sale of our interests in the Argentine utilities, which we discuss further in Note 4 above.

  Sempra Mexico develops, owns and operates, or holds interests in, natural gas transmission pipelines and propane and ethane systems, a natural gas distribution utility, electric generation facilities (including wind), a terminal for the import of LNG, and marketing operations for the purchase of LNG and the purchase and sale of natural gas in Mexico.

  Sempra Renewables develops, owns and operates, or holds interests in, wind and solar energy projects in Arizona, California, Colorado, Hawaii, Indiana, Kansas, Nevada and Pennsylvania to serve wholesale electricity markets in the United States.
  Sempra Natural Gas develops, owns and operates, or holds interests in, a natural gas-fired electric generation plant, natural gas pipelines and storage facilities, natural gas distribution utilities and a terminal for the importation and export of LNG and sale of natural gas, all within the United States.

Sempra South American Utilities and Sempra Mexico comprise our Sempra International operating unit. Sempra Renewables and Sempra Natural Gas comprise our Sempra U.S. Gas & Power operating unit.

We evaluate each segment's performance based on its contribution to Sempra Energy's reported earnings. The California Utilities operate in essentially separate service territories, under separate regulatory frameworks and rate structures set by the CPUC. The California Utilities' operations are based on rates set by the CPUC and the FERC. We describe the accounting policies of all of our segments in Note 1.

During the fourth quarter of 2012, Sempra Mexico initiated a public debt offering process through one of its subsidiaries. We discuss this offering in Note 18. The subsidiary issuing the debt was previously included in Parent and Other. As a result of our anticipated debt issuance, we revised the manner in which we make resource allocation decisions to our Sempra Mexico segment and assess its performance. As a result, we have reclassified certain amounts from Parent and Other, which contains interest and other corporate costs and certain holding company activities, to our Sempra Mexico segment. Losses reclassified from Parent and Other to Sempra Mexico as a result of the restatement were $13 million in 2011 and $22 million in 2010. In accordance with U.S. GAAP, the historical segment disclosures have been restated to be consistent with the current presentation.

Sempra Natural Gas' sales to the DWR, under a 10-year contract that expired September 30, 2011, comprised 6 percent of our revenues in 2011 and 8 percent of our revenues in 2010.

The following tables show selected information by segment from our Consolidated Statements of Operations and Consolidated Balance Sheets. We provide information about our equity method investments by segment in Note 4. Amounts labeled as “All other” in the following tables consist primarily of parent organizations and the former commodities-marketing businesses of RBS Sempra Commodities, as we discuss in Note 4.

SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2012			2011		2010
REVENUES
SDG&E		$3,694	38%	$3,373	34%	$3,049	34%
SoCalGas		3,282	34	3,816	38	3,822	43
Sempra South American Utilities		1,441	15	1,080	11	1	―
Sempra Mexico		605	6	736	7	827	9
Sempra Renewables		68	1	22	―	9	―
Sempra Natural Gas		931	10	1,632	16	2,009	22
Adjustments and eliminations		(2)	―	(2)	―	(5)	―
Intersegment revenues(1)		(372)	(4)	(621)	(6)	(709)	(8)
Total		$9,647	100%	$10,036	100%	$9,003	100%
INTEREST EXPENSE
SDG&E		$173		$142		$136
SoCalGas		68		69		66
Sempra South American Utilities		32		34		8
Sempra Mexico		8		19		26
Sempra Renewables		22		13		7
Sempra Natural Gas		98		80		92
All other		251		233		243
Intercompany eliminations		(159)		(125)		(142)
Total		$493		$465		$436
INTEREST INCOME
SoCalGas	$	―		$1		$1
Sempra South American Utilities		15		22		7
Sempra Mexico		2		1		1
Sempra Renewables		6		―		―
Sempra Natural Gas		55		34		36
All other		4		―		3
Intercompany eliminations		(58)		(32)		(32)
Total		$24		$26		$16
DEPRECIATION AND AMORTIZATION
SDG&E		$490	45%	$422	43%	$381	44%
SoCalGas		362	33	331	34	309	36
Sempra South American Utilities		56	5	40	4	―	―
Sempra Mexico		62	6	63	6	62	7
Sempra Renewables		16	1	6	1	2	―
Sempra Natural Gas		93	9	103	11	96	11
All other		11	1	11	1	16	2
Total		$1,090	100%	$976	100%	$866	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$190		$237		$173
SoCalGas		79		143		176
Sempra South American Utilities		78		42		―
Sempra Mexico		73		37		64
Sempra Renewables		(63)		(28)		(24)
Sempra Natural Gas		(157)		72		44
All other		(141)		(109)		(300)
Total		$59		$394		$133

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2012		2011		2010
EARNINGS (LOSSES)
SDG&E(2)	$484	56%	$431	32%	$369	52%
SoCalGas(2)	289	34	287	22	286	40
Sempra South American Utilities	164	19	425	32	69	10
Sempra Mexico	157	18	192	14	116	17
Sempra Renewables	61	7	7	1	9	1
Sempra Natural Gas	(241)	(28)	115	9	71	10
All other	(55)	(6)	(126)	(10)	(211)	(30)
Total	$859	100%	$1,331	100%	$709	100%
ASSETS
SDG&E	$14,744	40%	$13,555	41%	$12,077	40%
SoCalGas	9,071	25	8,475	25	7,986	26
Sempra South American Utilities	3,310	9	2,981	9	796	3
Sempra Mexico	2,591	7	2,502	8	2,616	9
Sempra Renewables	2,439	7	1,210	4	599	2
Sempra Natural Gas	5,145	14	5,738	17	6,132	20
All other	818	2	442	1	1,776	6
Intersegment receivables	(1,619)	(4)	(1,654)	(5)	(1,751)	(6)
Total	$36,499	100%	$33,249	100%	$30,231	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,237	42%	$1,831	64%	$1,210	59%
SoCalGas	639	22	683	24	503	24
Sempra South American Utilities	183	6	110	4	―	―
Sempra Mexico	45	2	16	―	15	1
Sempra Renewables	717	24	248	9	123	6
Sempra Natural Gas	131	4	157	6	207	10
All other	4	―	4	―	4	―
Intercompany eliminations(3)	―	―	(205)	(7)	―	―
Total	$2,956	100%	$2,844	100%	$2,062	100%
GEOGRAPHIC INFORMATION
Long-lived assets(4):
United States	$22,698	85%	$21,405	85%	$19,841	87%
Mexico	2,219	8	2,189	9	2,219	10
South America	1,790	7	1,542	6	705	3
Total	$26,707	100%	$25,136	100%	$22,765	100%

Revenues:
United States	$7,711	80%	$8,521	85%	$8,504	94%
South America	1,441	15	1,080	11	1	―
Mexico	495	5	435	4	498	6
Total	$9,647	100%	$10,036	100%	$9,003	100%
(1)		Revenues for reportable segments include intersegment revenues of:
$8 million, $46 million, $108 million and $210 million for 2012, $6 million, $53 million, $300 million and $262 million for 2011, and $6 million, $44 million, $327 million and $332 million for 2010 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		After preferred dividends.
(3)		Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as we discuss in Note 14.
(4)		Includes net property, plant and equipment and investments.